Advances to suppliers net (Tables)	6 Months Ended
Mar. 31, 2024
Advances to suppliers net
Schedule of advance to suppliers
	As of	As of
	March 31,	September 30,
	2024	2023
Advances to suppliers:	(unaudited)
Lishui Zhelin Trading Co., Ltd	$45,814,980	$53,405,200
Qingyuan Nongbang Mushroom Industry Co., Ltd	17,908,708	15,417,317
Jingning Liannong Trading Co., Ltd	16,585,230	20,231,750
Ningbo Runcai Supply Chain Management Co., Ltd	10,249,203	10,279,605
Zhongjin Boda (Hangzhou) Industrial Co., Ltd	9,694,938	10,964,912
Others	186,915	6,048,353
Total	$100,439,974	$116,347,137
Less: allowance for doubtful accounts	-	(3,176)
Advances to suppliers, net	$100,439,974	$116,343,961